Other Receivables	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other Receivables
12.	OTHER RECEIVABLES

	2022		2021		2020
	Non-current	Current	Non-current	Current	Non-current	Current
Receivables from services and sales of other assets	12	5	20	19	7	26
Tax credit and export rebates	152	349	148	142	110	120
Loans to third parties and balances with related parties (1)	10	31	10	16	10	13
Collateral deposits	-	5	-	34	25	26
Prepaid expenses	23	41	9	88	9	42
Advances and loans to employees	1	5	1	4	-	3
Advances to suppliers and custom agents (2)	-	165	-	150	-	102
Receivables with partners in JO	16	178	10	142	28	49
Insurance receivables	-	-	-	1	-	13
Miscellaneous	6	30	7	21	2	16

	220	809	205	617	191	410
Provision for other doubtful receivables	(15)	(1)	(15)	(1)	(16)	(1)

	205	808	190	616	175	409

(1)	See Note 36 for information about related parties.
(2)	Includes among others, advances to customs agents for the payment of taxes and import rights related to the imports of fuels and goods.